UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

Index 600 Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                          INDEX
                                                                                           600
                                                                                        PORTFOLIO
                                                                                     ----------------
                                                                                     ----------------
ASSETS:
     Investments in securities, market value  (1)                                  $      28,514,081
     Dividends receivable                                                                     33,250
     Receivable for investments sold                                                      27,060,912
     Variation margin on futures contracts                                                   108,075
                                                                                     ----------------
                                                                                     ----------------

     Total assets                                                                         55,716,318
                                                                                     ----------------
                                                                                     ----------------

LIABILITIES:

     Due to investment adviser                                                                27,845
     Payable for investements purchased                                                       88,792
     Payable to custodian                                                                    181,811
                                                                                     ----------------
                                                                                     ----------------

     Total liabilities                                                                       298,448
                                                                                     ----------------
                                                                                     ----------------

NET ASSETS                                                                         $      55,417,870
                                                                                     ================
                                                                                     ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                 $         787,930
     Additional paid-in capital                                                           53,882,912
     Net unrealized appreciation on investments and futures contracts                      2,249,317
     Undistributed net investment income                                                       3,662
     Accumulated net realized loss on investments and futures contracts                   (1,505,951)
                                                                                     ----------------
                                                                                     ----------------

NET ASSETS                                                                         $      55,417,870
                                                                                     ================
                                                                                     ================

NET ASSET VALUE PER OUTSTANDING SHARE                                              $            7.03
                                                                                     ================
                                                                                     ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                          100,000,000
     Outstanding                                                                           7,879,300

(1)  Cost of investments in securities:                                            $      26,195,539

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                         INDEX
                                                                                          600
                                                                                       PORTFOLIO
                                                                                     ---------------
                                                                                     ---------------
INVESTMENT INCOME:
     Interest                                                                      $          3,212
     Dividends                                                                              147,719
                                                                                     ---------------
                                                                                     ---------------

     Total income                                                                           150,931
                                                                                     ---------------
                                                                                     ---------------

EXPENSES:

     Management fees                                                                         92,527
                                                                                     ---------------
                                                                                     ---------------

NET INVESTMENT INCOME                                                                        58,404
                                                                                     ---------------
                                                                                     ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                                      (683,766)
     Net realized gain on futures contracts                                                  36,400
     Change in net unrealized depreciation on investments                                 5,881,901
     Change in net unrealized appreciation on futures contracts                             (69,500)
                                                                                     ---------------
                                                                                     ---------------

     Net realized and unrealized gain on investments and futures contracts                5,165,035
                                                                                     ---------------
                                                                                     ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $      5,223,439
                                                                                     ===============
                                                                                     ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                INDEX 600
                                                                                PORTFOLIO
                                                                     --------------------------------
                                                                     --------------------------------
                                                                          2003             2002
                                                                     ---------------   --------------
                                                                     ---------------   --------------
                                                                       UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                         $         58,404  $        72,383
     Net realized gain (loss) on investments                               (683,766)          70,243
     Net realized gain (loss) on futures contracts                           36,400         (284,895)
     Change in net unrealized depreciation on investments                 5,881,901       (5,710,642)
     Change in net unrealized appreciation on futures contracts             (69,500)         (11,675)
                                                                     ---------------   --------------
                                                                     ---------------   --------------

     Net increase (decrease) in net assets resulting from operations      5,223,439       (5,864,586)
                                                                     ---------------   --------------
                                                                     ---------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                             (54,742)         (80,499)
     From net realized gains                                                                (181,143)
                                                                     ---------------   --------------
                                                                     ---------------   --------------

     Total distributions                                                    (54,742)        (261,642)
                                                                     ---------------   --------------
                                                                     ---------------   --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                   28,792,200        8,710,942
     Reinvestment of distributions                                           54,742          261,642
     Redemptions of shares                                               (7,080,973)      (6,385,367)
                                                                     ---------------   --------------
                                                                     ---------------   --------------

     Net increase in net assets resulting from share transactions        21,765,969        2,587,217
                                                                     ---------------   --------------
                                                                     ---------------   --------------

     Total increase (decrease) in net assets                             26,934,666       (3,539,011)

NET ASSETS:
     Beginning of period                                                 28,483,204       32,022,215
                                                                     ---------------   --------------
                                                                     ---------------   --------------

     End of period  (1)                                            $     55,417,870  $    28,483,204
                                                                     ===============   ==============
                                                                     ===============   ==============

OTHER INFORMATION:

SHARES:  (2)

     Sold                                                                 4,469,001        1,139,118
     Issued in reinvestment of distributions                                  7,876           41,266
     Redeemed                                                            (1,144,134)        (933,084)
                                                                     ---------------   --------------
                                                                     ---------------   --------------

     Net increase                                                         3,332,743          247,300
                                                                     ===============   ==============
                                                                     ===============   ==============

(1) Including undistributed net investment income                  $          3,662  $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

INDEX 600 PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended              Year Ended December 31,
                                    ------------------------------------------------------------------
                                    ------------------------------------------------------------------
                                    June 30, 2003  2002 ~     2001 ~     2000 ~     1999 ~      1998 ~
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED

Net Asset Value, Beginning of Period $    6.26 $     7.45 $     7.68 $     8.00 $     7.92  $    12.59

Income from Investment Operations

Net investment income                    0.01       0.01       0.01       0.03       0.05        0.07
Net realized and unrealized gain (loss)  0.77      (1.19)      0.33       0.74       0.81       (0.53)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income (Loss) From

    Investment Operations                0.78      (1.18)      0.34       0.77       0.86       (0.46)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Less Distributions

From net investment income              (0.01)     (0.01)     (0.01)     (0.03)     (0.05)      (0.07)
From net realized gains +                          (0.00)     (0.56)     (1.06)     (0.73)      (4.14)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                     (0.01)     (0.01)     (0.57)     (1.09)     (0.78)      (4.21)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $      7.03 $     6.26 $     7.45 $     7.68 $     8.00  $     7.92
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========



Total Return                           12.41% o  (15.23%)     5.82%     10.25%     11.85%      (1.58%)

Net Assets, End of Period ($000)  $    55,418 $   28,483 $   32,022 $   28,279 $   25,169  $   23,619

Ratio of Expenses to Average Net Assets 0.60% *    0.60%      0.60%      0.60%      0.60%       0.60%

Ratio of Net Investment Income to

    Average Net Assets                  0.38% *    0.22%      0.20%      0.36%      0.66%       0.25%

Portfolio Turnover Rate                99.31% o   18.06%     33.31%     85.61%     37.75%      59.18%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 + The distribution from net realized gains in 2002 was less than $0.01 per share.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized




MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Index 600 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's SmallCap 600 Index. The Portfolio is nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $28,936,916 and $35,927,680, respectively. For the same period, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $27,086,700. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,122,528 and gross depreciation of securities in which there was an excess of tax cost over value of $695,147, resulting in net appreciation of $1,472,381.

5. FUTURES CONTRACTS

      As of June 30, 2003, the Portfolio had 131 open Russell 2000 futures contracts. The contracts expire in September 2003 and the Portfolio has recorded unrealized depreciation of $69,225.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. At December 31, 2002, the Portfolio had available for federal income tax purposes an unused capital loss carryforward of $242,116, which expires in the year 2010. The Portfolio also had current year deferred post-October capital losses of $47,856.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

The Maxim Series Fund

Index 600 Portfolio

BONDS

DISTRIBUTORS --- 0.00%

        222 TIMCO Aviation Services Inc @*                                     0
            Convertible
            8.000% January 2, 2007

                                                                              $0

TOTAL BONDS --- 0.00%                                                         $0
(Cost $0)

COMMON STOCK

AEROSPACE & DEFENSE --- 2.23%
      2,299 AAR Corp                                                      16,231
      4,330 Aeroflex Inc*                                                 33,514
      2,890 Alliant Techsystems Inc*                                     150,020
      1,945 Armor Holdings Inc*                                           26,063
      1,966 Cubic Corp                                                    43,685
        832 Curtiss-Wright Corp                                           52,582
      1,612 DRS Technologies Inc*                                         45,007
      1,415 EDO Corp                                                      25,046
      1,171 Engineered Support Systems Inc                                49,006
      1,496 Esterline Technologies Corp*                                  26,045
      3,118 GenCorp Inc                                                   27,719
      1,212 InVision Technologies Inc*                                    30,118
      1,615 Kaman Corp Class A                                            18,879
      1,570 Mercury Computer Systems Inc*                                 28,511
      2,268 Teledyne Technologies Inc*                                    29,711
      1,181 Triumph Group Inc*                                            33,269
                                                                        $635,406

AGRICULTURE --- 0.89%

      2,604 Corn Products International Inc                               78,198
      2,757 Delta & Pine Land Co                                          60,599
      2,282 Scotts Co Class A*                                           112,959
                                                                        $251,756

AIR FREIGHT --- 0.14%
      1,594 Forward Air Corp*                                             40,440
                                                                         $40,440

AIRLINES --- 0.57%

      3,272 Atlantic Coast Airlines Holdings Inc*                         44,139
      2,085 Frontier Airlines Inc*                                        18,932
      2,247 Mesa Air Group Inc*                                           17,976
      4,247 SkyWest Inc                                                   80,948
                                                                        $161,995

AUTO PARTS & EQUIPMENT --- 0.17%
      1,858 Intermet Corp                                                  6,261
      1,103 Midas Inc*                                                    13,368
      1,262 Standard Motor Products Inc                                   14,008
      4,103 Tower Automotive Inc*                                         15,017
                                                                         $48,654

BANKS --- 5.46%

      1,642 Boston Private Financial Holdings Inc                         34,613
      2,719 Chittenden Corp                                               74,365
      2,825 Community First Bankshares Inc                                77,123
      3,792 Cullen/Frost Bankers Inc                                     121,723
      1,768 East West Bancorp Inc                                         63,896
      2,934 First BanCorp                                                 80,538
      3,460 First Midwest Bancorp Inc                                     99,683
      1,089 First Republic Bank*                                          28,967
        906 GBC Bancorp                                                   34,790
      3,280 Hudson United Bancorp                                        112,012
      2,033 Irwin Financial Corp                                          52,655
      1,826 Provident Bankshares Corp                                     46,399
      4,200 Republic Bancorp Inc                                          56,364
      2,013 Riggs National Corp                                           30,638
      3,449 South Finanical Group Inc                                     80,465
      2,519 Southwest Bancorp of Texas Inc*                               81,893
      3,211 Sterling Bancshares Inc                                       42,000
      2,910 Susquehanna Bancshares Inc                                    67,949
      5,403 TrustCo Bank Corp NY                                          59,865
      3,134 UCBH Holdings Inc                                             89,883
      3,099 United Bankshares Inc                                         88,786
      2,944 Whitney Holding Corp                                          94,120
      1,257 Wintrust Financial Corp                                       37,207
                                                                      $1,555,934

BIOTECHNOLOGY --- 1.66%

      1,634 ArQule Inc*                                                    6,863
      4,096 Cephalon Inc*                                                168,591
      2,331 Enzo Biochem Inc*                                             50,163
      2,508 IDEXX Laboratories Inc*                                       84,469
      3,399 Regeneron Pharmaceuticals Inc*                                53,534
      4,283 Savient Pharmaceuticals Inc*                                  19,873
      2,997 Techne Corp*                                                  90,929
                                                                        $474,422

BUILDING MATERIALS --- 0.83%
      1,955 Apogee Enterprises Inc                                        17,634
      1,405 ElkCorp                                                       31,613
      2,375 Griffon Corp*                                                 38,000
      4,197 Lennox International Inc                                      54,015
      1,865 Simpson Manufacturing Co Inc*                                 68,259
      1,320 Universal Forest Products Inc                                 27,641
                                                                        $237,162

CHEMICALS --- 1.38%

      2,176 A Schulman Inc                                                34,947
      1,628 Arch Chemicals Inc                                            31,095
      1,889 Cambrex Corp                                                  43,485
      2,315 Georgia Gulf Corp                                             45,837
      2,042 HB Fuller Co                                                  44,965
      2,401 MacDermid Inc                                                 63,146
        981 Material Sciences Corp                                         9,516
      1,993 OM Group Inc                                                  29,357
      2,928 Omnova Solutions Inc*                                         11,829
        556 Penford Corp                                                   6,211
      6,715 PolyOne Corp                                                  29,882
        690 Quaker Chemical Corp                                          17,285
      2,325 Wellman Inc                                                   26,040
                                                                        $393,595

COMMUNICATIONS - EQUIPMENT --- 1.39%
      7,823 Adaptec Inc*                                                  60,863
      2,225 Allen Telecom Inc*                                            36,757
      1,672 Audiovox Corp Class A*                                        18,710
        811 Bel Fuse Inc Class B                                          18,572
      1,403 Black Box Corp                                                50,789
        886 Brooktrout Inc*                                                6,877
      2,584 C-COR.net Corp*                                               12,662
      3,255 Cable Design Technologies Corp*                               23,273
        806 Concerto Software Inc*                                         7,407
      1,427 Digi International Inc*                                        8,205
      4,396 Harmonic Inc*                                                 17,892
      1,839 Inter-Tel Inc                                                 39,024
      1,655 Network Equipment Technologies Inc*                           13,935
      1,419 PC-Tel Inc*                                                   16,829
      1,106 SCM Microsystems Inc*                                          6,039
      3,005 SymmetriCom Inc*                                              13,222
      1,000 Tollgrade Communications Inc*                                 18,650
      1,846 ViaSat Inc*                                                   26,472
                                                                        $396,178

COMPUTER HARDWARE & SYSTEMS --- 0.74%
      2,130 Avid Technology Inc*                                          74,699
      1,897 Hutchinson Technology Inc*                                    62,392
      4,561 Pinnacle Systems Inc*                                         48,803
      1,890 Rainbow Technologies Inc*                                     15,895
      1,025 SBS Technologies Inc*                                         10,077
                                                                        $211,866

COMPUTER SOFTWARE & SERVICES --- 4.34%
      1,085 ANSYS Inc*                                                    33,744
      3,081 American Management Systems Inc*                              43,997
      1,478 BARRA Inc*                                                    52,765
      2,079 CACI International Inc Class A*                               71,310
      4,647 CIBER Inc*                                                    32,622
      2,147 Captaris Inc*                                                  7,343
        895 Catapult Communications Corp*                                  9,505
      1,214 Concord Communications Inc*                                   16,668
      2,421 FactSet Research Systems Inc                                 106,645
      2,628 FileNET Corp*                                                 47,409
      2,668 Hyperion Solutions Corp*                                      90,072
      2,016 JDA Software Group Inc*                                       22,559
      1,468 Kronos Inc*                                                   74,589
      1,569 MAXIMUS Inc*                                                  43,351
      1,295 MICROS Systems Inc*                                           42,709
      1,704 MRO Software Inc*                                             14,706
      2,175 Manhattan Associates Inc*                                     56,485
      1,130 MapInfo Corp*                                                  8,057
      3,384 Midway Games Inc*                                             12,284
      2,192 NYFIX Inc*                                                    13,919
      2,470 Netegrity Inc*                                                14,425
      1,756 Phoenix Technologies Ltd*                                      9,921
      2,446 Progress Software Corp*                                       50,706
      1,117 QRS Corp*                                                      5,920
      1,213 RadiSys Corp*                                                 16,012
      1,951 Roxio Inc*                                                    13,052
      2,951 SERENA Software Inc*                                          61,617
      1,221 SPSS Inc*                                                     20,440
      2,387 Systems & Computer Tech Corp*                                 21,483
      1,024 TALX Corp                                                     23,132
      2,774 THQ Inc*                                                      49,932
      3,065 Take-Two Interactive Software Inc*                            86,862
      2,659 Verity Inc*                                                   33,663
      1,578 Websense Inc*                                                 24,711
      1,445 Zix Corp*                                                      5,448
                                                                      $1,238,063

CONGLOMERATES --- 0.26%

      1,162 Lydall Inc*                                                   12,433
        900 Standex International Corp                                    18,900
      2,766 Tredegar Corp                                                 41,462
                                                                         $72,795

CONTAINERS --- 0.40%

      2,631 AptarGroup Inc                                                94,716
      2,136 Myers Industries Inc                                          20,292
                                                                        $115,008

COSMETICS & PERSONAL CARE --- 0.39%
      4,892 NBTY Inc*                                                    103,026
        970 Nature's Sunshine Products Inc                                 7,770
                                                                        $110,796

DISTRIBUTORS --- 1.18%

      1,305 Advanced Marketing Services Inc                               16,965
      1,421 Applied Industrial Technologies Inc                           29,983
      1,719 Hughes Supply Inc                                             59,649
        706 Lawson Products Inc                                           19,443
        837 Nash-Finch Co                                                 13,936
      3,340 Performance Food Group Co*                                   123,580
      1,459 United Natural Foods Inc*                                     41,056
      1,910 Watsco Inc                                                    31,630
                                                                        $336,242

ELECTRIC COMPANIES --- 0.94%
      1,209 CH Energy Group Inc                                           54,405
        818 Central Vermont Public Service Corp                           15,992
      3,404 Cleco Corp                                                    58,957
      3,571 El Paso Electric Co*                                          44,030
        343 Green Mountain Power Corp                                      6,860
      1,041 UIL Holdings Corp                                             42,213
      2,487 UniSource Energy Corp                                         46,756
                                                                        $269,213

ELECTRONIC INSTRUMENT & EQUIP --- 5.22%
      2,114 AO Smith Corp                                                 59,509
      3,070 Acuity Brands Inc                                             55,782
      2,645 Anixter International Inc*                                    61,972
      2,776 Artesyn Technologies Inc*                                     15,573
      1,512 AstroPower Inc*                                                4,974
      1,062 BEI Technologies Inc                                          12,744
      2,350 Baldor Electric Co                                            48,410
      1,807 Belden Inc                                                    28,713
      1,401 Bell Microproducts Inc*                                        5,982
      1,798 Benchmark Electronics Inc*                                    55,306
      1,663 Brady Corp Class A                                            55,461
      1,817 C&D Technologies Inc                                          26,092
      2,462 CTS Corp                                                      25,728
      2,319 Checkpoint Systems Inc*                                       32,814
      3,137 Cognex Corp*                                                  70,112
      2,132 Coherent Inc*                                                 51,019
      2,018 Electro Scientific Industries Inc*                            30,593
      1,542 Global Imaging Systems Inc*                                   35,713
      2,434 Harman International Industries Inc                          192,621
      1,225 Intermagnetics General Corp*                                  24,304
      1,501 Itron Inc*                                                    32,362
      1,077 Keithley Instruments Inc                                      15,563
      1,667 MagneTek Inc*                                                  4,234
      2,642 Methode Electronics Inc Class A                               28,402
      1,418 Park Electrochemical Corp                                     28,289
      2,808 Paxar Corp*                                                   30,888
      1,141 Photon Dynamics Inc*                                          31,526
      2,324 Pioneer-Standard Electronics Inc                              19,708
        988 Planar Systems Inc*                                           19,325
      1,927 Radiant Systems Inc*                                          12,988
      1,816 Regal-Beloit Corp                                             34,686
      1,151 Rogers Corp*                                                  38,328
      2,374 Roper Industries Inc                                          88,313
      2,962 Technitrol Inc*                                               44,578
      2,337 Trimble Navigation Ltd*                                       53,587
      2,103 Veeco Instruments Inc*                                        35,814
      3,047 Vicor Corp*                                                   29,251
        795 Woodward Governor Co                                          34,185
      1,393 X-Rite Inc                                                    13,805
                                                                      $1,489,254

ELECTRONICS - SEMICONDUCTOR --- 3.37%
      2,244 ATMI Inc*                                                     56,033
      1,764 Actel Corp*                                                   36,162
      2,341 Advanced Energy Industries Inc*                               33,359
      2,602 Alliance Semiconductor Corp*                                  12,594
     10,100 Alpha Industries Inc*                                         68,377
      7,195 Axcelis Technologies Inc*                                     44,033
      2,618 Brooks Automation Inc*                                        29,688
      1,479 Cohu Inc                                                      23,072
      2,585 Cymer Inc*                                                    82,746
      2,045 DSP Group Inc*                                                44,029
      1,288 DuPont Photomasks Inc*                                        24,253
      2,788 ESS Technology Inc*                                           27,183
      2,856 Exar Corp*                                                    45,210
      2,413 FEI Co*                                                       45,268
      1,839 Helix Technology Corp                                         24,330
      5,008 Kopin Corp*                                                   30,649
      3,568 Kulicke & Soffa Industries Inc*                               22,800
      2,069 Microsemi Corp*                                               33,104
      1,813 Pericom Semiconductor Corp*                                   16,861
      2,346 Photronics Inc*                                               40,938
      2,123 Power Integrations Inc*                                       51,631
      1,213 Rudolph Technologies Inc*                                     19,359
      1,141 Standard Microsystems Corp*                                   17,309
        887 Supertex Inc*                                                 16,294
      1,485 Three-Five Systems Inc*                                       10,247
      1,631 Ultratech Stepper Inc*                                        30,157
      2,554 Varian Semiconductor Equipment Associates Inc*                76,007
                                                                        $961,693

ENGINEERING & CONSTRUCTION --- 1.06%
        438 Butler Manufacturing Co                                        7,240
      1,137 EMCOR Group Inc*                                              56,122
      2,168 Florida Rock Industries Inc                                   89,495
      1,925 Insituform Technologies Inc Class A*                          34,034
      2,764 Shaw Group Inc*                                               33,306
      1,520 Texas Industries Inc                                          36,176
      2,374 URS Corp*                                                     46,198
                                                                        $302,571

FINANCIAL SERVICES --- 3.41%
      1,824 Anchor Bancorp Wisconsin Inc                                  43,575
      2,111 BankUnited Financial Corp*                                    42,537
      3,230 Commercial Federal Corp                                       68,476
      1,817 Dime Community Bancshares                                     46,243
      2,073 Downey Financial Corp                                         85,615
      1,385 Financial Federal Corp*                                       33,794
      1,234 FirstFed Financial Corp*                                      43,548
      4,324 Flagstar Bancorp Inc                                         105,722
      5,555 Fremont General Corp                                          76,104
      1,770 MAF Bancorp Inc                                               65,614
      1,749 New Century Financial Corp                                    76,344
      1,839 Seacoast Financial Services Corp                              36,412
      4,368 Staten Island Bancorp Inc                                     85,089
      5,127 Washington Federal Inc                                       118,588
      2,424 Waypoint Financial Corp                                       43,729
                                                                        $971,390

FOOD & BEVERAGES --- 1.12%
      1,342 American Italian Pasta Co Class A*                            55,894
        664 Coca-Cola Bottling Co Consolidated                            36,254
      3,263 Flowers Foods Inc                                             64,467
      2,454 Hain Celestial Group Inc*                                     39,239
      1,426 International Multifoods Corp*                                32,670
        608 J&J Snack Foods Corp*                                         19,231
      2,115 Lance Inc                                                     19,310
      2,100 Ralcorp Holdings Inc*                                         52,416
                                                                        $319,481

GOLD, METALS & MINING --- 0.99%
      1,102 AM Castle & Co*                                                7,218
      1,160 Brush Engineered Materials Inc*                                9,686
      1,525 Century Aluminum Co                                           10,721
        705 Cleveland-Cliffs Inc*                                         12,584
      2,019 Commercial Metals Co                                          35,918
      1,156 Commonwealth Industries Inc                                    5,456
      1,030 IMCO Recycling Inc*                                            6,839
      5,492 Massey Energy Co                                              72,220
      1,220 Quanex Corp                                                   36,258
      1,455 RTI International Metals Inc*                                 15,758
      1,782 Ryerson Tull Inc                                              15,646
      3,443 Steel Dynamics Inc*                                           47,169
        648 Steel Technologies Inc                                         6,551
                                                                        $282,024

HEALTH CARE RELATED --- 5.13%
      1,554 AMERIGROUP Corp*                                              57,809
      3,485 Accredo Health Inc*                                           75,973
      1,468 AmSurg Corp*                                                  44,774
      1,200 American Healthways Inc*                                      43,344
        993 Analogic Corp                                                 48,419
      1,115 Biosite Inc*                                                  53,632
        850 Centene Corp*                                                 33,065
      2,592 Cerner Corp*                                                  59,486
      1,394 Cryolife Inc*                                                 14,428
        839 Curative Health Services Inc*                                 14,263
      2,919 Dendrite International Inc*                                   37,597
      4,742 Hooper Holmes Inc                                             30,538
      1,215 Impath Inc*                                                   17,180
      1,922 Integra LifeSciences Holdings*                                50,702
      3,438 Mid Atlantic Medical Services Inc*                           179,807
      2,547 NDCHealth Corp                                                46,737
      3,668 Orthodontic Centers of America Inc*                           29,381
      2,478 Owens & Minor Inc                                             55,383
      1,851 PAREXEL International Corp*                                   25,821
      1,773 Pediatrix Medical Group Inc*                                  63,207
      4,092 Pharmaceutical Product Development Inc*                      117,563
      3,155 Priority Healthcare Corp*                                     58,525
      3,499 Province Healthcare Co*                                       38,734
      1,128 RehabCare Group Inc*                                          16,525
      3,587 Renal Care Group Inc*                                        126,298
      2,002 Sierra Health Services Inc*                                   40,040
      1,604 Sunrise Senior Living Inc*                                    35,898
      6,555 US Oncology Inc*                                              48,441
                                                                      $1,463,570

HOMEBUILDING --- 2.17%

      4,161 Champion Enterprises Inc*                                     21,554
      2,605 Fleetwood Enterprises Inc*                                    19,277
      2,167 MDC Holdings Inc                                             104,623
        599 NVR Inc*                                                     246,189
      1,849 Ryland Group Inc                                             128,321
        672 Skyline Corp                                                  20,160
      2,384 Standard Pacific Corp                                         79,053
                                                                        $619,177

HOTELS/MOTELS --- 0.19%

      2,142 Marcus Corp                                                   32,023
      3,257 Prime Hospitality Corp*                                       21,854
                                                                         $53,877

HOUSEHOLD GOODS --- 1.66%
      1,028 AT Cross Co Class A*                                           6,106
      1,668 Applica Inc*                                                  14,178
        816 Bassett Furniture Industries Inc                              10,836
        910 Department 56 Inc*                                            13,950
        932 Enesco Group Inc*                                              6,897
      2,714 Ethan Allen Interiors Inc                                     95,424
      2,089 Fedders Corp                                                   6,413
      3,674 Interface Inc                                                 17,047
      4,148 La-Z-Boy Inc                                                  92,832
      1,003 Libbey Inc                                                    22,768
        527 National Presto Industries Inc                                16,653
      1,562 Russ Berrie & Co Inc                                          57,029
        743 Salton Inc*                                                    6,702
      1,796 Toro Co                                                       71,391
      1,266 WD-40 Co                                                      36,144
                                                                        $474,370

INSURANCE RELATED --- 1.97%
      1,568 Delphi Financial Group Inc Class A                            73,382
      2,522 Hilb Rogal & Hamilton Co                                      85,849
      1,338 LandAmerica Financial Group Inc                               63,555
      1,592 Philadelphia Consolidated Holding Corp*                       64,317
      2,130 Presidential Life Corp                                        30,054
      1,882 RLI Corp                                                      61,918
        639 SCPIE Holdings Inc                                             4,908
      2,015 Selective Insurance Group Inc                                 50,476
      1,359 Stewart Information Services Corp*                            37,848
      3,357 UICI*                                                         50,590
      1,398 Zenith National Insurance Corp                                39,843
                                                                        $562,740

INVESTMENT BANK/BROKERAGE FIRM --- 0.85%
      1,993 Jefferies Group Inc                                           99,231
      3,609 Raymond James Financial Inc                                  119,277
      1,208 SWS Group Inc                                                 24,341
                                                                        $242,849

LEISURE & ENTERTAINMENT --- 2.50%
        987 4Kids Entertainment Inc*                                      18,358
      1,324 Action Performance Cos Inc                                    25,156
      1,596 Arctic Cat Inc                                                30,579
      2,124 Argosy Gaming Corp*                                           44,413
      2,555 Aztar Corp*                                                   41,161
      2,315 Bally Total Fitness*                                          20,904
      1,124 Coachmen Industries Inc                                       13,432
      1,052 Huffy Corp*                                                    7,364
      1,714 JAKKS Pacific Inc*                                            22,779
      1,964 K2 Inc*                                                       24,059
      1,400 Meade Instruments Corp*                                        4,480
      2,050 Monaco Coach Corp*                                            31,427
      2,305 Nautilus Group Inc                                            28,582
      1,812 Pinnacle Entertainment Inc*                                   12,322
      1,673 Polaris Industries Inc                                       102,722
      1,774 SCP Pool Corp*                                                61,026
      1,200 Shuffle Master Inc*                                           35,268
      1,900 Sturm Ruger & Co Inc                                          19,000
      2,079 Thor Industries Inc                                           84,865
      2,153 WMS Industries Inc*                                           33,565
      1,379 Winnebago Industries Inc                                      52,264
                                                                        $713,726

MACHINERY --- 4.36%

      2,394 Albany International Corp Class A                             65,596
      1,406 Astec Industries Inc*                                         12,260
      1,603 Barnes Group Inc                                              34,881
      1,644 Briggs & Stratton Corp                                        83,022
      1,895 CLARCOR Inc                                                   73,052
      1,270 CUNO Inc*                                                     45,872
      1,545 Dionex Corp*                                                  61,414
      1,183 Gardner Denver Inc*                                           24,204
      3,350 Graco Inc                                                    107,200
      2,417 IDEX Corp                                                     87,592
      3,092 JLG Industries Inc                                            21,026
      2,169 Kaydon Corp                                                   45,115
        821 Lindsay Manufacturing Co                                      19,064
      1,939 Manitowoc Co Inc                                              43,240
      2,395 Milacron Inc                                                  11,712
      2,502 Mueller Industries Inc*                                       67,829
      1,266 Oshkosh Truck Corp                                            75,099
      2,308 Reliance Steel & Aluminum Co                                  47,776
      1,015 Robbins & Myers Inc                                           18,778
        924 SPS Technologies Inc*                                         24,985
      2,024 Stewart & Stevenson Services Inc                              31,878
      1,257 Thomas Industries Inc                                         34,002
      6,206 Timken Co                                                    108,667
      1,733 Valmont Industries Inc                                        33,724
      1,801 Wabash National Corp*                                         25,268
      1,997 Watts Industries Inc Class A                                  35,646
        874 Wolverine Tube Inc*                                            4,999
                                                                      $1,243,901

MANUFACTURING --- 0.21%

      3,076 Maverick Tube Corp*                                           58,905
                                                                         $58,905

MEDICAL PRODUCTS --- 3.99%
      2,139 Advanced Medical Optics Inc*                                  36,470
      2,399 American Medical Systems Holdings Inc*                        40,471
      1,504 ArthroCare Corp*                                              25,207
      2,065 CONMED Corp*                                                  37,707
      2,301 Cooper Cos Inc                                                80,006
      1,100 Datascope Corp                                                32,483
      2,168 Diagnostic Products Corp                                      88,996
      1,720 Haemonetics Corp*                                             32,164
      1,390 Hologic Inc*                                                  18,320
      1,005 ICU Medical Inc*                                              31,306
      1,667 Inamed Corp*                                                  89,501
      2,274 Invacare Corp                                                 75,042
      3,382 Mentor Corp                                                   65,543
      1,220 Osteotech Inc*                                                16,580
        950 PolyMedica Corp                                               43,501
      1,254 Possis Medical Inc*                                           17,205
      2,502 ResMed Inc*                                                   98,078
      2,503 Respironics Inc*                                              93,913
      1,828 Sola International Inc*                                       31,807
      1,273 SurModics Inc*                                                38,827
      2,749 Sybron Dental Specialties Inc*                                64,876
      2,124 Theragenics Corp*                                              9,133
      2,153 Viasys Healthcare Inc*                                        44,567
        949 Vital Signs Inc                                               24,636
                                                                      $1,136,339

OFFICE EQUIPMENT & SUPPLIES --- 1.30%
      1,553 Gerber Scientific Inc*                                        10,343
      1,306 Imagistics International Inc*                                 33,695
        924 New England Business Service Inc                              27,720
      2,084 Standard Register Co                                          34,344
      2,425 United Stationers Inc*                                        87,712
      2,353 Zebra Technologies Corp Class A*                             176,922
                                                                        $370,736

OIL & GAS --- 5.25%
        982 Atwood Oceanics Inc*                                          26,661
      1,113 CARBO Ceramics Inc                                            41,459
      2,397 Cabot Oil & Gas Corp Class A                                  66,181
      2,745 Cal Dive International Inc*                                   59,841
      3,050 Cimarex Energy Co*                                            72,438
      1,235 Dril-Quip Inc*                                                22,477
      1,445 Evergreen Resources Inc*                                      78,478
      1,870 Frontier Oil Corp                                             28,424
      1,671 Hydril Co*                                                    45,535
      3,688 Input/Output Inc*                                             19,841
      2,039 Lone Star Technologies Inc*                                   43,186
      4,079 Newfield Exploration Co*                                     153,166
      1,437 Nuevo Energy Co*                                              25,076
      1,798 Oceaneering International Inc*                                45,939
      1,628 Offshore Logistics Inc*                                       35,409
      2,490 Patina Oil & Gas Corp                                         80,054
      1,734 Plains Resources Inc*                                         24,536
        899 Prima Energy Corp*                                            18,771
      1,877 Remington Oil & Gas Corp*                                     34,499
      1,470 SEACOR SMIT Inc*                                              53,640
      2,434 Spinnaker Exploration Co*                                     63,771
      2,079 St Mary Land & Exploration Co                                 56,757
      1,949 Stone Energy Corp*                                            81,702
      1,920 Swift Energy Co*                                              21,120
      1,104 TETRA Technologies Inc*                                       32,734
      2,928 Tom Brown Inc*                                                81,369
      3,147 Unit Corp*                                                    65,804
      2,439 Veritas DGC Inc*                                              28,049
      4,668 Vintage Petroleum Inc                                         52,655
      1,934 W-H Energy Services Inc*                                      37,674
                                                                      $1,497,246

PAPER & FOREST PRODUCTS --- 0.49%
      2,687 Buckeye Technologies Inc*                                     18,272
      2,041 Caraustar Industries Inc*                                     16,348
      1,126 Chesapeake Corp                                               24,603
        886 Deltic Timber Corp                                            25,207
      1,106 Pope & Talbot Inc                                             12,221
      2,486 Rock-Tenn Co Class A                                          42,138
                                                                        $138,789

PERSONAL LOANS --- 0.08%
      1,712 Cash America International Inc                                22,633
                                                                         $22,633

PHARMACEUTICALS --- 1.08%

      3,754 Alpharma Inc Class A                                          81,086
      1,009 CIMA Labs Inc*                                                27,132
      1,732 Duane Reade Inc*                                              25,547
      1,814 MGI Pharma Inc*                                               46,493
      1,978 Medicis Pharmaceutical Corp Class A*                         112,153
      1,610 Noven Pharmaceuticals Inc*                                    16,486
                                                                        $308,897

PHOTOGRAPHY/IMAGING --- 0.32%

      2,011 Concord Camera Corp*                                          14,258
      2,582 Flir Systems Inc*                                             77,847
                                                                         $92,105

POLLUTION CONTROL --- 0.36%
      1,308 Ionics Inc*                                                   29,260
      2,072 Waste Connections Inc*                                        72,624
                                                                        $101,884

PRINTING & PUBLISHING --- 0.52%
      2,449 Bowne & Co Inc                                                31,910
        990 Consolidated Graphics Inc*                                    22,651
      1,525 Information Holdings Inc*                                     27,831
      2,042 John H Harland Co                                             53,419
        995 Thomas Nelson Inc*                                            12,438
                                                                        $148,249

RAILROADS --- 0.19%

      4,445 Kansas City Southern*                                         53,473
                                                                         $53,473

REAL ESTATE --- 1.59%
      2,333 Capital Automotive REIT                                       65,301
      1,871 Colonial Properties Trust REIT                                65,840
      1,537 Essex Property Trust REIT                                     87,993
      1,847 Gables Residential Trust REIT                                 55,835
      1,995 Glenborough Realty Trust Inc REIT                             38,204
      1,986 Kilroy Realty Corp REIT                                       54,615
      2,616 Shurgard Storage Centers Inc REIT                             86,537
                                                                        $454,325

RESTAURANTS --- 2.78%

      2,026 AFC Enterprises Inc*                                          32,902
      1,997 CEC Entertainment Inc*                                        73,749
      1,610 IHOP Corp                                                     50,828
      2,607 Jack In The Box Inc*                                          58,136
      2,043 Landry's Restaurants Inc                                      48,215
      1,510 Lone Star Steakhouse & Saloon Inc                             32,873
      1,422 O'Charley's Inc*                                              30,616
      1,849 PF Changs China Bistro Inc*                                   90,989
      2,216 Panera Bread Co Class A*                                      88,640
      1,361 Papa John's International Inc*                                38,176
      1,678 Rare Hospitality International Inc*                           54,837
      3,020 Ryan's Family Steak Houses Inc*                               42,280
      2,867 Sonic Corp*                                                   72,908
      1,992 Steak N Shake Co*                                             30,378
      1,550 Triarc Cos Inc*                                               46,485
                                                                        $792,012

RETAIL --- 6.68%

      1,620 Aaron Rents Inc                                               41,796
      3,255 AnnTaylor Stores Corp*                                        94,232
        923 Building Materials Holding Corp                               13,670
      3,289 Burlington Coat Factory Warehouse Corp                        58,873
      3,640 Casey's General Stores Inc                                    51,470
      1,868 Cato Corp Class A                                             39,377
      1,920 Children's Place*                                             38,131
      1,843 Christopher & Banks Corp*                                     68,173
      1,563 Cost Plus Inc*                                                55,737
      2,116 Dress Barn Inc*                                               26,810
      1,390 Footstar Inc*                                                 18,070
      1,905 Fred's Inc                                                    70,828
      1,528 Genesco Inc*                                                  27,046
      2,307 Goody's Family Clothing Inc*                                  19,956
      2,804 Great Atlantic & Pacific Tea Co Inc*                          24,675
      1,626 Group 1 Automotive Inc*                                       52,699
      2,131 Gymboree Corp*                                                35,758
      1,306 Hancock Fabrics Inc                                           21,092
      1,615 Haverty Furniture Inc                                         28,263
      2,316 Hot Topic Inc*                                                62,324
      3,331 Insight Enterprises Inc*                                      33,510
      1,397 J. Jill Group Inc*                                            23,525
      1,497 Jo-Ann Stores Inc Class A*                                    37,874
      3,239 Linens 'n Things Inc*                                         76,473
      2,917 Men's Wearhouse Inc*                                          63,736
      2,350 Movie Gallery Inc*                                            43,358
      3,946 O'Reilly Automotive Inc*                                     131,757
      3,655 Pacific Sunwear of California Inc*                            88,049
      3,946 Pep Boys - Manny Moe & Jack                                   53,310
      3,179 Regis Corp                                                    92,350
      1,322 School Specialty Inc*                                         37,624
      2,099 ShopKo Stores Inc*                                            27,287
      3,029 Stein Mart Inc*                                               18,144
      1,530 TBC Corp*                                                     29,147
      2,453 Too Inc*                                                      49,673
      1,429 Tractor Supply Co*                                            68,235
      1,024 Ultimate Electronics Inc*                                     13,128
      1,400 Urban Outfitters Inc*                                         50,260
      2,160 Wet Seal Inc Class A*                                         23,069
      2,391 Zale Corp*                                                    95,640
                                                                      $1,905,129

SHOES --- 0.60%

      1,343 Brown Shoe Co Inc                                             40,021
      1,338 K-Swiss Inc                                                   46,188
      2,834 Stride Rite Corp                                              28,227
      2,938 Wolverine World Wide Inc                                      56,586
                                                                        $171,022

SPECIALIZED SERVICES --- 4.06%
      3,589 ABM Industries Inc                                            55,271
      1,455 ADVO Inc*                                                     64,602
      1,904 Administaff Inc*                                              19,611
        593 Angelica Corp                                                 10,051
      2,193 Arbitron Inc*                                                 78,290
      1,381 CDI Corp*                                                     35,851
        585 CPI Corp                                                      10,325
      1,685 Carreker Corp*                                                 7,717
      2,635 Central Parking Corp                                          32,569
      1,592 Coinstar Inc*                                                 30,025
      1,484 G&K Services Inc Class A                                      43,926
      2,701 Global Payments Inc                                           95,886
      1,297 Heidrick & Struggles International Inc*                       16,368
      3,325 ITT Educational Services Inc*                                 97,256
        807 Insurance Auto Auctions Inc*                                  10,136
      2,920 Kroll Inc*                                                    79,015
      2,900 Labor Ready Inc*                                              20,793
        887 MemberWorks Inc*                                              17,518
      1,008 Mobile Mini Inc*                                              16,461
      1,830 NCO Group Inc*                                                32,775
      1,826 On Assignment Inc*                                             7,304
      4,505 PRG-Schultz International Inc*                                26,580
      1,826 Pegasus Solutions Inc*                                        29,673
      1,265 Pre-Paid Legal Services Inc*                                  31,030
        779 Roto-Rooter Inc                                               29,711
      1,151 SOURCECORP Inc*                                               24,862
      4,340 Spherion Corp*                                                30,163
      1,007 StarTek Inc*                                                  26,484
      3,912 Tetra Tech Inc*                                               67,013
      1,028 Volt Information Sciences Inc*                                14,032
      2,414 Watson Wyatt & Co Holdings*                                   55,957
      3,423 eFunds Corp*                                                  39,467
                                                                      $1,156,722

TELEPHONE & TELECOMMUNICATIONS --- 0.23%
      1,251 Boston Communications Group Inc*                              21,430
      4,050 General Communication Inc Class A*                            35,073
      1,746 Metro One Telecommunications*                                  9,009
      1,060 Metrocall Inc (rights) @*                                          0
                                                                         $65,512

TEXTILES --- 1.31%

        898 Ashworth Inc*                                                  6,367
      3,375 Fossil Inc*                                                   79,515
        411 Haggar Corp                                                    5,138
      1,898 Kellwood Co                                                   60,034
      2,455 Nautica Enterprises Inc*                                      31,498
        911 OshKosh B'Gosh Inc Class A                                    24,597
        606 Oxford Industries Inc                                         25,161
      2,182 Phillips-Van Heusen Corp                                      29,741
      3,980 Quiksilver Inc*                                               65,630
      2,380 Russell Corp                                                  45,220
                                                                        $372,901

TOBACCO --- 0.18%

      3,228 DIMON Inc                                                     23,112
      1,112 Schweitzer-Mauduit International Inc                          26,844
                                                                         $49,956

TRANSPORTATION --- 1.62%

      1,801 Arkansas Best Corp                                            42,846
      3,654 Heartland Express Inc*                                        81,302
      1,787 Kirby Corp*                                                   50,393
      2,725 Knight Transportation Inc*                                    67,853
      1,153 Landstar System Inc*                                          72,466
      1,476 Roadway Corp                                                  42,110
      2,004 USF Corp*                                                     54,048
      2,188 Yellow Corp*                                                  50,652
                                                                        $461,670

UNIT INVESTMENT TRUST --- 0.54%
      1,399 iShares S&P SmallCap 600 Index Fund                          153,400
                                                                        $153,400

UTILITIES --- 2.78%

      3,624 Atmos Energy Corp                                             89,875
      3,531 Avista Corp                                                   49,964
        819 Cascade Natural Gas Corp                                      15,643
      2,581 Energen Corp                                                  85,947
      1,406 Laclede Group Inc                                             37,681
      1,098 NUI Corp                                                      17,041
      2,006 New Jersey Resources Corp                                     71,213
      2,720 NorthWestern Corp                                              5,440
      1,898 Northwest Natural Gas Co                                      51,721
      2,419 Piedmont Natural Gas Co Inc                                   93,881
      4,936 Southern Union Co*                                            83,616
      2,431 Southwest Gas Corp                                            51,489
      2,616 Southwestern Energy Co*                                       39,266
      3,126 UGI Corp                                                      99,094
                                                                        $791,871

WATER --- 0.10%

      1,079 American States Water Co                                      29,457
                                                                         $29,457

TOTAL COMMON STOCK --- 93.23%                                        $26,583,381
(Cost $24,264,839)

SHORT-TERM INVESTMENTS

    131,000 Fannie Mae                                                   131,000
               0.790%, July 1, 2003
  1,750,000 United States of America (1)                               1,749,927
            0.760%, July 3, 2003
     50,000 United States of America (1)                                  49,773
            0.920%, December 26,2003

TOTAL SHORT-TERM INVESTMENTS --- 6.77%                                $1,930,700
(Cost $1,930,700)

TOTAL INDEX 600 PORTFOLIO --- 100%                                   $28,514,081
(Cost $26,195,539)

Legend
(1) Collateral for Futures

@ Security has no market value at June 30, 2003.

REIT - Real Estate Investment Trust
* Non-income Producing Security
See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003